Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Accrued Liabilities

NOTE 5 — Accrued Liabilities

Accrued liabilities consist of the following components included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Accrued incentive compensation	$819	$2,016
Accrued cash-based expense of BHES JDA	3,438	3,669
Accrued legal service provider fees	241	160
Accrued capital expenditures	1,721	3,605
Other accrued liabilities	992	1,465
Total accrued liabilities	$7,211	$10,915

NOTE 6 — Accrued Liabilities

Accrued liabilities as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor) are as follows:

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Accrued incentive compensation	$2,016	$1,451
Accrued cash-based expense of BHES JDA	3,669	—
Accrued legal service provider fees	160	713
Accrued capital expenditures	3,605	—
Other accrued liabilities	1,465	228
Total accrued liabilities	$10,915	$2,392